Related party transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue from Related Parties		$ 0	$ 1,016	$ 1,952
Lease expenses		$ 66,116	88,847	86,556
Hangzhou Forasen Technology Co., Ltd. [Member]
Payments for Rent	$ 41,639
Lease income			$ 14,262	$ 40,026
Lease terminated date		February 14, 2022